CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans, including fees	$ 6,795	$ 8,999	$ 11,813
Securities	218	422	658
FHLB stock dividends	86	83	85
Federal funds sold and other	169	152	61
Total interest and dividend income	7,268	9,656	12,617
Interest expense
Deposits	2,108	2,780	3,318
Long-term FHLB advances and other debt	345	530	698
Subordinated debentures	180	168	167
Total interest expense	2,633	3,478	4,183
Net interest income	4,635	6,178	8,434
Provision for loan losses	1,129	3,375	8,468
Net interest income after provision for loan losses	3,506	2,803	(34)
Noninterest income
Service charges on deposit accounts	245	271	294
Net gains on sales of loans	404	294	866
Net gains on sales of securities	143	353	468
Earnings on bank owned life insurance	132	130	126
Other	81	75	40
Total noninterest income	1,005	1,123	1,794
Noninterest expense
Salaries and employee benefits	3,906	4,043	4,211
Occupancy and equipment	269	278	203
Data processing	588	569	625
Franchise taxes	219	253	338
Professional fees	860	944	995
Director fees	119	181	137
Postage, printing and supplies	172	131	151
Advertising and promotion	30	37	107
Telephone	66	74	106
Loan expenses	137	81	83
Foreclosed assets, net	652	1,187	4
Depreciation	237	384	508
FDIC premiums	563	687	581
Amortization of intangibles	40	40	40
Regulatory assessment	143	168	120
Other insurance	153	135	63
Other	123	159	160
Total noninterest expense	8,277	9,351	8,432
Loss before income tax and undistributed subsidiaries' operations	(3,766)	(5,425)	(6,672)
Income tax expense			198
Net loss	(3,766)	(5,425)	(6,870)
Preferred stock dividends and accretion of discount on preferred stock	(328)	(425)	(410)
Discount on redemption of preferred stock	4,960
Earnings (loss) available to common stockholders	$ 866	$ (5,850)	$ (7,280)
Earnings (loss) per common share:
Basic	$ 0.14	$ (7.09)	$ (8.85)
Diluted	$ 0.14	$ (7.09)	$ (8.85)